March 1, 2013

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

ATTN.:	Ms. Mary Cole

Document Control – EDGAR

RE:	Columbia ETF Trust (Registrant)

Columbia Core Bond ETF (formerly Columbia Core Bond Strategy Fund)

Columbia Intermediate Municipal Bond ETF (formerly Columbia Intermediate Municipal Bond Strategy Fund)

Columbia Select Large Cap Growth ETF (formerly Columbia Large-Cap Growth Equity Strategy Fund)

Columbia Select Large Cap Value ETF (formerly Columbia Concentrated Large Cap Value Strategy Fund)

Post-Effective Amendment No. 57
File No. 333-148082/811-22154

Dear Ms. Cole:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information for the above-referenced fund do not differ from that contained in Registrant’s Post-Effective Amendment No. 57 (Amendment). This Amendment was filed electronically on February 27, 2013.

If you have any questions regarding this filing, please contact either Joseph L. D’Alessandro at (212) 850-1703 or Anna Butskaya at (612) 671-4993.

Sincerely,

/s/ Christopher O. Petersen
Christopher O. Petersen
Vice President and Chief Counsel
Ameriprise Financial, Inc.